Nature of operations and reorganizations - Business combination (Details) - Business Combination ¥ in Thousands	1 Months Ended
Dec. 31, 2023 CNY (¥)
Nature of operations and reorganizations
Equity interests (as a percent)	100.00%
Business combination consideration transferred	¥ 173,274